Simplify Volatility Premium ETF
Consolidated Schedule of Investments
March 31, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 91.3%
U.S. Cash Management Bill, 4.59%, 4/17/2023(a) .................................... $ 63,500,000 $ 63,388,258
U.S. Treasury Bill, 5.25%, 9/7/2023(a)(b)(c) ......................................... 128,200,000 125,595,318
Total U.S. Treasury Bills (Cost $188,764,467) ..................................................... 188,983,576
Shares
Exchange-Traded Funds – 18.6%
iShares iBonds Dec 2023 Term Corporate ETF ...................................... 775,000 19,522,250
iShares iBonds Dec 2024 Term Corporate ETF ...................................... 775,000 19,057,250
Total Exchange-Traded Funds (Cost $38,614,530) ................................................. 38,579,500
Principal
U.S. Government Obligations – 0.0%†
U.S. Treasury Note, 2.88%, 6/15/2025(c)
(Cost $96,343) .............................................................. $ 100,000 97,611
Number of
Contracts Notional Amount
Purchased Options – 0.5%
Calls – Exchange-Traded – 0.5%
Chicago Board Options, May Strike Price $60, Expires 5/17/23 ........... 19,443 116,658,000 349,974
Chicago Board Options, November Strike Price $20, Expires 11/15/23 ..... 1,000 2,000,000 600,000
949,974
Total Purchased Options (Cost $1,539,071) ......................................................... 949,974
Total Investments – 110.4%
(Cost $229,014,411) ......................................................................... $ 228,610,661
Liabilities in Excess of Other Assets – (10.4)% ...................................................... (21,602,427)
Net Assets – 100.0% .......................................................................... $ 207,008,234
Number of
Contracts Notional Amount
Written Option – (0.1)%
Calls – Exchange-Traded – (0.1)%
Chicago Board Options, November Strike Price $30, Expires 11/15/23
(Premiums Received $294,471) .................................. (1,000) (3,000,000) $ (288,500)
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Security, or a portion thereof, in the amount of $57,601,186 has been pledged as collateral for reverse repurchase agreements as of March 31, 2023.
(c) Securities with an aggregate market value of $2,056,910 have been pledged as collateral for options as of March 31, 2023.

Simplify Volatility Premium ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
At March 31, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts:
CBOE VIX Future ................................ (2,156) $ (47,709,046) 5/17/23 $ 2,804,326
CBOE VIX Future ................................ (50) (1,202,500) 10/18/23 8,531
Total net unrealized appreciation $ 2,812,857
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 91.3%
Exchange-Traded Funds ........................................................................... 18.6%
Purchased Options ............................................................................... 0.5%
U.S. Government Obligations ....................................................................... 0.0%†
Total Investments ................................................................................ 110.4%
Liabilities in Excess of Other Assets .................................................................. (10.4)%
Net Assets ..................................................................................... 100.0%
At March 31, 2023, open reverse repurchase agreements were as follows:
Counterparty Interest Rate Trade Date Maturity Date Face Amount
Payable for
Reverse
Repurchase
Agreements
Morgan Stanley Capital Services LLC 5.08% 3/31/2023 4/3/2023 $ 57,583,487 $ 57,583,487
Morgan Stanley Capital Services LLC 4.96% 3/31/2023 4/4/2023 57,601,186 57,601,186
$ 115,184,673 $ 115,184,673